Details of Significant Accounts - Summary of Amounts Recognized in Balance Sheet (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ 187	$ 5,597	$ 5,504	$ 5,102
Present Value of Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	247	7,402	7,064	6,421
Fair Value of Plan Assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ (60)	$ (1,805)	$ (1,560)	$ 1,319